Profit Before Income Tax - Summary of Finance Costs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Analysis of income and expense [abstract]
Total interest expense for financial liabilities measured at amortized cost	$ 117,541	$ 3,597,932	$ 2,016,298	$ 2,510,197
Less: Amounts included in the cost of qualifying assets
Inventories related to real estate business	(381)	(11,648)	(190,137)	(238,469)
Property, plant and equipment	(1,643)	(50,309)	(51,262)	(54,191)
Investment properties	(3)	(89)	(13)
Interest expense	115,514	3,535,886	1,774,886	2,217,537
Other finance costs	1,057	32,355	24,608	43,538
Finance costs	$ 116,571	$ 3,568,241	$ 1,799,494	$ 2,261,075